Income Taxes (Details 3) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Effective Income Tax Rate Reconciliation, Amount
Income tax provision at statutory rate			$ 732.7	$ 525.4	$ 412.8
State and local income taxes, net of federal income tax benefit			23.4	23.1	16.1
Earnings of subsidiaries taxed at other than U.S. statutory rate			(160.4)	(101.2)	(75.3)
Canadian Divestiture			(25.5)	0.0	0.0
Miscellaneous items, net			(16.0)	(6.7)	(10.2)
Income tax provision	$ 74.1	$ 149.7	$ 554.2	$ 440.6	$ 343.4
Effective Income Tax Rate Reconciliation, % of Pretax Income
Income tax provision at statutory rate			35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit			1.10%	1.50%	1.40%
Earnings of subsidiaries taxed at other than U.S. statutory rate			(7.60%)	(6.70%)	(6.40%)
Canadian Divestiture			(1.20%)	0.00%	0.00%
Miscellaneous items, net			(0.80%)	(0.50%)	(0.90%)
Income tax provision at effective rate			26.50%	29.30%	29.10%